Short-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Investments [Line Items]
Investment income	$ 1,134,178	$ 1,412,101	$ 816,948
Minimum [Member]
Short-Term Investments [Line Items]
Investment interest rate	2.25%
Maximum [Member]
Short-Term Investments [Line Items]
Investment interest rate	9.50%